PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows (in thousands):

	December 31, 2011	December 31, 2010
Land and mineral deposits	$43,108	$43,516
Buildings and improvements	14,069	13,295
Machinery and equipment	62,100	57,124
Mixers, trucks and other vehicles	31,138	29,467
Other, including construction in progress	879	3,756
	151,294	147,158
Less: accumulated depreciation and depletion	(25,069)	(6,884)
	$126,225	$140,274

As of December 31, the carrying amounts of mineral deposits were $12.9 million in 2011 and $13.6 million in 2010.